Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities consist of the following:
	As of June 30, 2023	As of December 31, 2022
Lab services & supplies	$—	$160,482
Professional fees	442,719	167,386
Other	55,658	—
Total accrued liabilities	$498,377	$327,868
Accrued liabilities consist of the following:
	As of December 31,
	2022	2021
Lab services & supplies	$160,482	$6,080
Professional fees	167,386	73,090
Interest	—	112,932
Other	—	3,918
Total accrued liabilities	$327,868	$196,020